Accounts Receivable	6 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Accounts receivable	$28,052	$227,051
Less: allowance for credit losses	-	(7)
Accounts receivable, net	$28,052	$227,044

Allowance for credit losses movement is as follows:

	For the six months ended December 31,	For the six months ended December 31,
	2025	2024
Beginning balance	$7	$2,443
Provision	-	-
Reversal	(7)	(2,234)
Effect of exchange rate		(5)
Ending balance	$-	$204